Pay vs Performance Disclosure - USD ($)	12 Months Ended					15 Months Ended	45 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosures regarding the relationship between the executive compensation for our principal executive officers (“PEOs”) and the other named executive officers (the "Non-PEO NEOs") and the Company's performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(1)(2)(3)	Compensation Actually Paid to PEO 2(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net (Loss) / Income	Adjusted Operating Income(5)
							TSR	Peer Group TSR
	($)	($)	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
2024	—	4,212,901	—	3,703,304	1,660,474	1,005,552	70.60	126.82	(101.6)	189.7
2023	4,350,195	2,674,387	6,224,665	3,424,333	1,574,020	1,947,394	77.31	113.85	(21.8)	204.8
2022	5,268,403	—	133,509	—	1,398,731	449,648	67.09	90.20	(13.2)	175.8
2021	7,276,781	—	7,422,848	—	2,214,526	2,238,161	94.86	117.00	101.9	227.9
2020	4,456,783	—	745,206	—	1,795,952	733,994	94.13	104.39	62.0	160.5

(1)
Mr. Elisman was our PEO until September 30, 2023 (“PEO 1”). Mr. Tedford has been our PEO since October 1, 2023 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

For 2024: Deborah A. O'Connor, Cezary Monko, Patrick H. Buchenroth, Boris Elisman, and Pamela R. Schneider.

For 2023: Deborah A. O'Connor, Cezary Monko, Patrick H. Buchenroth, and Roxanne Bernstein.

For 2022: Deborah A. O'Connor, Cezary Monko, Patrick H. Buchenroth, Thomas W. Tedford, and Neal V. Fenwick,.

For 2021: Cezary Monko, Patrick H. Buchenroth, Thomas W. Tedford, and Neal V. Fenwick.

For 2020: Cezary Monko, Patrick H. Buchenroth, Thomas W. Tedford, and Neal V. Fenwick.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.
(3)
Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

	Fiscal Year 2024
	PEO 2 ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table Total	4,212,901	1,660,474
Exclusion of Change in Pension Value	—	(1,600)
Exclusion of Stock Awards	(2,562,301)	(867,184)
Inclusion of Pension Service Cost	—	1,043
Inclusion of Equity Values (a)	2,052,704	212,819
Compensation Actually Paid	3,703,304	1,005,552

(a) The amounts reflected as Inclusion of Equity Values in the table above are derived as set forth in the following table:

	Fiscal Year 2024
	PEO 2 ($)	Average for Non-PEO NEOs ($)
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	2,434,567	698,599
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(333,430)	(206,541)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	—
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(48,433)	(51,907)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	—	(227,332)
Total - Inclusion of Equity Values	2,052,704	212,819

(4)
The Peer Group TSR utilizes the S&P Office Services and Supplies (SuperCap1500) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested in the Company and in the S&P Office Services and Supplies (SuperCap 500) Index for the period starting December 31, 2019 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined adjusted operating income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to PEO 2 and the Non-PEO NEOs in 2024. Adjusted operating income is a non-GAAP financial measure. Adjusted operating income is defined and reconciled to its most directly comparable GAAP financial measure in Appendix B "Supplemental Non-GAAP Financial Measures" of this Proxy Statement.

Named Executive Officers, Footnote
(1)
Mr. Elisman was our PEO until September 30, 2023 (“PEO 1”). Mr. Tedford has been our PEO since October 1, 2023 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

For 2024: Deborah A. O'Connor, Cezary Monko, Patrick H. Buchenroth, Boris Elisman, and Pamela R. Schneider.

For 2023: Deborah A. O'Connor, Cezary Monko, Patrick H. Buchenroth, and Roxanne Bernstein.

For 2022: Deborah A. O'Connor, Cezary Monko, Patrick H. Buchenroth, Thomas W. Tedford, and Neal V. Fenwick,.

For 2021: Cezary Monko, Patrick H. Buchenroth, Thomas W. Tedford, and Neal V. Fenwick.

For 2020: Cezary Monko, Patrick H. Buchenroth, Thomas W. Tedford, and Neal V. Fenwick.

Adjustment To PEO Compensation, Footnote

	Fiscal Year 2024
	PEO 2 ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table Total	4,212,901	1,660,474
Exclusion of Change in Pension Value	—	(1,600)
Exclusion of Stock Awards	(2,562,301)	(867,184)
Inclusion of Pension Service Cost	—	1,043
Inclusion of Equity Values (a)	2,052,704	212,819
Compensation Actually Paid	3,703,304	1,005,552

Non-PEO NEO Average Total Compensation Amount	$ 1,660,474	$ 1,574,020	$ 1,398,731	$ 2,214,526	$ 1,795,952
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,005,552	1,947,394	449,648	2,238,161	733,994
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal Year 2024
	PEO 2 ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table Total	4,212,901	1,660,474
Exclusion of Change in Pension Value	—	(1,600)
Exclusion of Stock Awards	(2,562,301)	(867,184)
Inclusion of Pension Service Cost	—	1,043
Inclusion of Equity Values (a)	2,052,704	212,819
Compensation Actually Paid	3,703,304	1,005,552

Equity Valuation Assumption Difference, Footnote

	Fiscal Year 2024
	PEO 2 ($)	Average for Non-PEO NEOs ($)
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	2,434,567	698,599
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(333,430)	(206,541)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	—
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(48,433)	(51,907)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	—	(227,332)
Total - Inclusion of Equity Values	2,052,704	212,819

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P Office Services and Supplies (SuperCap1500) Index TSR over the same period.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Operating Income during the four most recently completed fiscal years.

Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO 2 and Non-PEO NEOs for 2024 to Company performance. The measures in the table are not ranked.

Adjusted EPS
Adjusted Operating Income
Net Sales

Pursuant to SEC rules, the information in this “Pay Versus Performance Disclosure” section shall not be deemed to be incorporated by reference by any general statement incorporating by reference this Proxy Statement into any filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, and shall not otherwise be deemed filed under such acts.

Total Shareholder Return Amount	$ 70.6	77.31	67.09	94.86	94.13
Peer Group Total Shareholder Return Amount	126.82	113.85	90.2	117	104.39
Net Income (Loss)	$ (101,600,000)	$ (21,800,000)	$ (13,200,000)	$ 101,900,000	$ 62,000,000
Company Selected Measure Amount	189,700,000	204,800,000	175,800,000	227,900,000	160,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
PEO 1
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,350,195	$ 5,268,403	$ 7,276,781	$ 4,456,783
PEO Actually Paid Compensation Amount		6,224,665	$ 133,509	$ 7,422,848	$ 745,206
PEO Name							Mr. Elisman
PEO 2
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,212,901	2,674,387
PEO Actually Paid Compensation Amount	3,703,304	$ 3,424,333
Adjustment to Compensation, Amount	2,052,704
PEO Name						Mr. Tedford
PEO 2 | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,434,567
PEO 2 | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,430)
PEO 2 | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,212,901
PEO 2 | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,562,301)
PEO 2 | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,052,704
PEO 2 | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,703,304
PEO 2 | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,433)
PEO 2 | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,819
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	698,599
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,541)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,474
Non-PEO NEO | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600)
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(867,184)
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,819
Non-PEO NEO | Average Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,005,552
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,907)
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (227,332)